SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 23, 2012

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $75,103

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      295     3188 SH       SOLE                     3188
ABBOTT LABORATORIES            COM              002824100     1391    20295 SH       SOLE                    20295
ALCOA INC.                     COM              013817101      111    12500 SH       SOLE                    12500
ALTRIA GROUP, INC.             COM              02209s103      495    14820 SH       SOLE                    14820
AMDOCS LTD                     COM              G02602103      435    13200 SH       SOLE                    13200
AMGEN, INC.                    COM              031162100      666     7900 SH       SOLE                     7900
APPLE COMPUTER, INC.           COM              037833100      203      305 SH       SOLE                      305
APPLIED DNA SCIENCES INC       COM              03815u102      102   400000 SH       SOLE                   400000
AT&T INC                       COM              00206R102     8707   230955 SH       SOLE                   230955
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1626    18433 SH       SOLE                    18433
BRISTOL-MYERS SQUIBB CO.       COM              110122108      976    28915 SH       SOLE                    28915
CARLISLE COMPANIES             COM              142339100     5756   110856 SH       SOLE                   110856
CHEVRON CORP                   COM              166764100      493     4233 SH       SOLE                     4233
CISCO SYSTEMS                  COM              17275R102      560    29340 SH       SOLE                    29340
COCA COLA COMPANY              COM              191216100     1079    28454 SH       SOLE                    28454
CONOCOPHILLIPS                 COM              20825c104      841    14705 SH       SOLE                    14705
CONSOLIDATED EDISON, INC       COM              209115104      303     5051 SH       SOLE                     5051
CVS CAREMARK CORP.             COM              126650100      453     9358 SH       SOLE                     9358
DELIA*S INC                    COM              246911101       35    24507 SH       SOLE                    24507
DOMINION RESOURCES INC         COM              25746U109      392     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c204     1020    15738 SH       SOLE                    15738
EMC CORP MASS                  COM              268648102     1230    45115 SH       SOLE                    45115
EXXON MOBIL CORP               COM              30231g102     2585    28262 SH       SOLE                    28262
GENERAL ELECTRIC               COM              369604103     3976   175082 SH       SOLE                   175082
GENERAL MILLS INC              COM              370334104      627    15725 SH       SOLE                    15725
GRAFTECH INTERNATIONAL LTD     COM              384313102      126    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      606    10836 SH       SOLE                    10836
INDEPENDENT BANK CORP MA       COM              453836108     1598    53107 SH       SOLE                    53107
INTEL CORP                     COM              458140100      772    34074 SH       SOLE                    34074
INTERNATIONAL BUSINESS MACHINE COM              459200101     1079     5202 SH       SOLE                     5202
INTERNATIONAL PAPER CO.        COM              460146103      218     6000 SH       SOLE                     6000
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      324     3837 SH       SOLE                     3837
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      329     2700 SH       SOLE                     2700
ISHARES TR S & P 100 INDEX FD  COM              464287101      269     4042 SH       SOLE                     4042
JOHNSON & JOHNSON              COM              478160104     4721    68504 SH       SOLE                    68504
KINDER MORGAN ENERGY PARTNERS  COM              494550106      863    10465 SH       SOLE                    10465
LAKELAND BANCORP INC           COM              511637100      272    26250 SH       SOLE                    26250
LINN ENERGY LLC                COM              536020100      340     8250 SH       SOLE                     8250
MCDONALDS CORP.                COM              580135101      548     5975 SH       SOLE                     5975
MCGRAW-HILL COS                COM              580645109      273     5000 SH       SOLE                     5000
MERCK & COMPANY                COM              58933Y105     3728    82677 SH       SOLE                    82677
MICROSOFT                      COM              594918104     2136    71772 SH       SOLE                    71772
NUCOR CORP                     COM              670346105      287     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     2071    29262 SH       SOLE                    29262
PFIZER                         COM              717081103     5120   206023 SH       SOLE                   206023
PHILIP MORRIS INTERNATIONAL    COM              718172109      883     9821 SH       SOLE                     9821
PHILLIPS 66                    COM              718546104      226     4868 SH       SOLE                     4868
PNC BANK                       COM              693475105      252     4000 SH       SOLE                     4000
PROCTER & GAMBLE               COM              742718109     1707    24617 SH       SOLE                    24617
RADNET INC                     COM              750491102      139    50000 SH       SOLE                    50000
ROYAL DUTCH SHELL PLC          COM              780259206      208     3000 SH       SOLE                     3000
SCHLUMBERGER LTD               COM              806857108      299     4132 SH       SOLE                     4132
SOUTHERN CO COM                COM              842587107      953    20671 SH       SOLE                    20671
SPDR GOLD TRUST                COM              78463V107      719     4185 SH       SOLE                     4185
SPDR S&P 500 ETF TRUST         COM              78462f103      474     3289 SH       SOLE                     3289
US BANCORP                     COM              902973304      225     6550 SH       SOLE                     6550
VALLEY NATIONAL BANCORP        COM              919794107      147    14700 SH       SOLE                    14700
VERIZON COMMUNICATIONS         COM              92343v104     7896   173263 SH       SOLE                   173263
VODAFONE GROUP PLC ADR         COM              92857w209      219     7700 SH       SOLE                     7700
FIRST EAGLE GLOBAL FUND- A                      32008f507      250 5043.4810SH       SOLE                5043.4810
VANGUARD INDEX EXTENDED MARKET                  922908207      471 10437.2240SH      SOLE               10437.2240